Securities - Schedule of Maturities of Securities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Debt and Equity Securities, FV-NI [Line Items]
Less than 1 Year	$ 13,852
1 Year - 5 Years	174,824
5 Years - 10 Years	142,978
More than 10 Years	160,016
Fair value, available for sale	491,670	$ 514,598
Total Available for Sale	491,670
Held to Maturity Securities maturing within Less than 1 Year	18,725
Held to Maturity Securities maturing within 1 Year -5 Years	49,707
Held to Maturity Securities maturing within 5 Years -10 Years	245,765
Held to Maturity Securities maturing within More than10 Years	78,502
Held to Maturity Securities maturing within amortized cost	392,699
U.S. Government and Federal Agency [Member]
Debt and Equity Securities, FV-NI [Line Items]
Held to Maturity Securities maturing within Less than 1 Year	0
Held to Maturity Securities maturing within 1 Year -5 Years	2,975
Held to Maturity Securities maturing within 5 Years -10 Years	0
Held to Maturity Securities maturing within More than10 Years	0
Held to Maturity Securities maturing within amortized cost	2,975
U.S. Treasury Notes and Bonds [Member]
Debt and Equity Securities, FV-NI [Line Items]
Less than 1 Year	0
1 Year - 5 Years	73,173
5 Years - 10 Years	6,138
More than 10 Years	0
Fair value, available for sale	79,311	80,194
State and Municipal [Member]
Debt and Equity Securities, FV-NI [Line Items]
Less than 1 Year	1,006
1 Year - 5 Years	15,130
5 Years - 10 Years	77,614
More than 10 Years	135,505
Fair value, available for sale	229,255	234,682
Held to Maturity Securities maturing within Less than 1 Year	1,690
Held to Maturity Securities maturing within 1 Year -5 Years	17,189
Held to Maturity Securities maturing within 5 Years -10 Years	98,079
Held to Maturity Securities maturing within More than10 Years	78,502
Held to Maturity Securities maturing within amortized cost	195,460
Corporate [Member]
Debt and Equity Securities, FV-NI [Line Items]
Less than 1 Year	0
1 Year - 5 Years	0
5 Years - 10 Years	205
More than 10 Years	0
Fair value, available for sale	205	204
Held to Maturity Securities maturing within Less than 1 Year	0
Held to Maturity Securities maturing within 1 Year -5 Years	0
Held to Maturity Securities maturing within 5 Years -10 Years	20,028
Held to Maturity Securities maturing within More than10 Years	0
Held to Maturity Securities maturing within amortized cost	20,028
Asset-backed Securities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Less than 1 Year	0
1 Year - 5 Years	7,192
5 Years - 10 Years	2,649
More than 10 Years	0
Fair value, available for sale	9,841	11,017
Held to Maturity Securities maturing within Less than 1 Year	376
Held to Maturity Securities maturing within 1 Year -5 Years	0
Held to Maturity Securities maturing within 5 Years -10 Years	0
Held to Maturity Securities maturing within More than10 Years	0
Held to Maturity Securities maturing within amortized cost	376
Total debt securities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Less than 1 Year	1,006
1 Year - 5 Years	95,495
5 Years - 10 Years	86,606
More than 10 Years	135,505
Fair value, available for sale	318,612
Held to Maturity Securities maturing within Less than 1 Year	2,066
Held to Maturity Securities maturing within 1 Year -5 Years	20,164
Held to Maturity Securities maturing within 5 Years -10 Years	118,107
Held to Maturity Securities maturing within More than10 Years	78,502
Held to Maturity Securities maturing within amortized cost	218,839
Mortgage-backed [Member]
Debt and Equity Securities, FV-NI [Line Items]
Less than 1 Year	12,846
1 Year - 5 Years	79,329
5 Years - 10 Years	56,372
More than 10 Years	24,511
Fair value, available for sale	173,058	$ 188,501
Held to Maturity Securities maturing within Less than 1 Year	16,659
Held to Maturity Securities maturing within 1 Year -5 Years	29,543
Held to Maturity Securities maturing within 5 Years -10 Years	127,658
Held to Maturity Securities maturing within More than10 Years	0
Held to Maturity Securities maturing within amortized cost	$ 173,860